Accounts Receivable - Schedule of Movement of Allowances for Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Movement of Allowances for Credit Loss [Abstract]
Balance at beginning of the year/ period	$ (23,067)	$ (42,932)
Reversal	3,679	19,865
Balance at end of the year/ period	$ (19,388)	$ (23,067)